Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payment - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payment [Abstract]
2023	$ 757	$ 1,577
2024	1,071	1,087
2025	5	5
2026	3	3
Thereafter
Total minimum lease payment	$ 1,836	$ 2,672